Fair Value of Financial Assets and Liabilities (Details 4) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of Changes in Fair Value Measurement, Assets
As of January	$ 39,132,512
Total realized and unrealized profits (losses)
As of December	50,574,714	$ 39,132,512
Reconciliation of Changes in Fair Value Measurement, Liabilities
As of January	35,887,052
Total realized and unrealized profits (losses)
As of December	47,096,211	35,887,052
Level 3 [Member]
Reconciliation of Changes in Fair Value Measurement, Assets
As of January	80,781	22,987
Total realized and unrealized profits (losses)
Included in statements of income	827	57,769
Included in other comprehensive income	70	25
Purchases, issuances, and loans (net)
As of December	81,678	80,781
Total profits or losses included in comprehensive income for 2019 that are attributable to change in unrealized profit (losses) related to assets or liabilities as of December 31, 2018	897	57,794
Reconciliation of Changes in Fair Value Measurement, Liabilities
As of January	795	7
Total realized and unrealized profits (losses)
Included in statements of income	2,155	(802)
Included in other comprehensive income
Purchases, issuances, and loans (net)
As of December	2,950	795
Total profits or losses included in comprehensive income for 2019 that are attributable to change in unrealized profit (losses) related to assets or liabilities as of December 31, 2018	$ 2,155	$ (802)